Short-Term and Long-Term Borrowings (Details) - Schedule of Long-term Borrowings - Long-Term Borrowings [Member]	6 Months Ended
	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount	$ 1,772,780	$ 5,442,709	¥ 12,800,000	¥ 39,710,000
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount	$ 394,720		¥ 2,850,000
Long-term borrowings, Issuance Date	Oct. 12, 2023
Long-term borrowings, Expiration Date	Oct. 11, 2026
Long-term borrowings, Interest	3.45%		3.45%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount	$ 1,378,060		¥ 9,950,000
Long-term borrowings, Issuance Date	Oct. 30, 2023
Long-term borrowings, Expiration Date	Oct. 25, 2026
Long-term borrowings, Interest	3.45%		3.45%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount		$ 1,361,020		¥ 9,930,000
Long-term borrowings, Issuance Date		Apr. 28, 2022
Long-term borrowings, Expiration Date		Apr. 25, 2025
Long-term borrowings, Interest		3.95%		3.95%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount		$ 1,362,390		¥ 9,940,000
Long-term borrowings, Issuance Date		Dec. 09, 2022
Long-term borrowings, Expiration Date		Dec. 08, 2025
Long-term borrowings, Interest		3.95%		3.95%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount		$ 1,362,390		¥ 9,940,000
Long-term borrowings, Issuance Date		Dec. 15, 2022
Long-term borrowings, Expiration Date		Dec. 13, 2025
Long-term borrowings, Interest		3.95%		3.95%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount		$ 1,356,909		¥ 9,900,000
Long-term borrowings, Issuance Date		Sep. 26, 2023
Long-term borrowings, Expiration Date		Sep. 25, 2026
Long-term borrowings, Interest		3.45%		3.45%